Cost of Sales - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 78,480	€ 64,822	€ 56,383
Subsidies amount granted by Italian and European governments	2,886	6,465
Cost of sales [member]
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 64,700	€ 53,550	€ 46,258